Revenue - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Increase in contract with customer, asset	$ 1,121.7	$ 663.9
Contract assets, transfer to accounts receivable	709.8	357.4
Performance obligation satisfied in previous period	$ 2,179.4	$ 1,866.6	$ 1,705.0
Four Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	49.00%
Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	17.00%	21.00%	24.00%
Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	26.00%	23.00%
Second Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	11.00%	11.00%	11.00%
Second Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	19.00%	13.00%
Third Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	11.00%	10.00%	9.00%
Third Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	12.00%	11.00%
Fourth Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	10.00%
Fourth Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk		10.00%
Three Largest Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk		42.00%	44.00%